S000075963 [Member] Expense Example, No Redemption - Carillon Chartwell Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	921
Expense Example, No Redemption, 10 Years	2,105
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	348
Expense Example, No Redemption, 5 Years	630
Expense Example, No Redemption, 10 Years	1,434
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	596
Expense Example, No Redemption, 3 Years	1,014
Expense Example, No Redemption, 5 Years	1,456
Expense Example, No Redemption, 10 Years	2,680
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	303
Expense Example, No Redemption, 3 Years	784
Expense Example, No Redemption, 5 Years	1,392
Expense Example, No Redemption, 10 Years	$ 3,035